Share-Based and Other Compensation Plans - Performance Based Restricted Stock Units (Detail) - Performance Based Restricted Stock Units RSU [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of units
Outstanding, beginning of year	914
Granted	483
Forfeited	202
Outstanding, end of year	1,195	914
Weighted Average grant date fair value
Outstanding, beginning of year	$ 21.76
Granted	8.97	$ 21.48	$ 21.96
Forfeited	16.48
Outstanding, end of year	$ 17.48	$ 21.76
Weighted Average remaining contractual term
Outstanding, end of year	1 year 1 month 6 days
Aggregate intrinsic value
Outstanding, end of year	$ 5.0